August 20, 2008
PMC FUNDS

PMC Large Cap Growth Fund
PMC Large Cap Value Fund
PMC Small Cap Core Fund
PMC International Equity Fund
PMC Core Fixed Income Fund
PMC Tax-Free Fixed Income Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement to Prospectus dated July 2, 2007, as supplemented October 10, 2007

International Equity Fund and Small Cap Core Fund

The  following information should be added to the section entitled “The Sub-Advisers and Portfolio Managers” starting on page 17 of the Prospectus is revised to reflect the addition of Batterymarch Financial Management, Inc. as a Sub-Adviser to the International Equity Fund effective July 31, 2008.

Batterymarch Financial Management, Inc.

The Adviser has entered into a sub-advisory agreement with Batterymarch Financial Management, Inc. (“Batterymarch”), to manage a portion of the International Equity Fund’s assets.  Batterymarch is located at 200 Claredon Street, John Hancock Tower, Boston, MA 02116, and is a registered investment adviser.  Batterymarch is a global equity specialist that provides investment management services for institutional and sub-advisory clients.  As of March 31st, 2008, Batterymarch had $26.5 billion in assets under management. Batterymarch follows a collaborative approach in the management of its portfolios.  Its process is rules-based, systematic and quantitatively implemented through their stock selection model.  Batterymarch analyzes stocks from a fundamental perspective, but with the speed and consistency of quantitative investors.

Charles F. Lovejoy, CFA
Charles Lovejoy, CFA, is the lead Portfolio Manager for the segment of the International Equity Fund’s assets managed by Batterymarch and is responsible for the strategic oversight of the fund’s investments. Mr. Lovejoy joined Batterymarch in 1992 as a portfolio manager and currently serves as the director of International team. Before joining Batterymarch, Mr. Lovejoy managed international and emerging markets portfolios for Boston International Advisors and headed the quantitative research group at Putnam Management Company.  Mr. Lovejoy holds a Bachelor of Science degree from Tufts University and is a member of the CFA Institute.

Adam J. Petryk, CFA
Adam J. Petryk, CFA, is  Senior Director and Global Investment Strategist of the Global Developed Markets Equity group and, with Mr. Lovejoy, is responsible for the strategic oversight of the Fund’s investments.  Adam joined the firm in 2007.  He is also Chief Investment Officer of Legg Mason Canada, where he is responsible for asset allocation. Prior to joining Batterymarch, Adam was  the Deputy Chief Investment Officer of Legg Mason Canada, with responsibility for domestic investment management and for building the firm’s quantitative capabilities. Prior to that, Adam was an equity research analyst at Scotia Capital Markets. He has 12 years of investment experience.

Effective July 31, 2008, State Street Global Advisors (“SSgA”) no longer serves as the Sub-Adviser for the International Equity Fund or the Core Fixed Income Fund. The section entitled “The Sub-Advisers and Portfolio Managers” starting on page 17  in the Prospectus is revised to reflect the termination of SSgA as a Sub-Adviser.

As of August 1, 2008 the following sub-advisers are responsible for the day-to-day portfolio management of the respective Funds:

Large Cap Growth Fund
The Boston Company Asset Management, LLC
Deutsche Investment Management Americas, Inc.
Mellon Equity Associates, LLP

Large Cap Value Fund
Deutsche Investment Management Americas, Inc.
Loomis, Sayles & Company, LP

Small Cap Core Fund
Delaware Management Company
Quantitative Management Associates LLC

International Equity Fund
Pictet Asset Management, Ltd.
Batterymarch Financial Management, LLC

Core Fixed Income Fund
Lehman Brothers Asset Management LLC
Schroder Investment Management North America Inc.

Tax-Free Fixed Income Fund
Breckinridge Capital Advisors, Inc.
Schroder Investment Management North America Inc.

Please retain this Supplement with your Prospectus for future reference.

The date of this Prospectus Supplement is August 20, 2008.

August 20, 2008
PMC FUNDS

PMC Large Cap Growth Fund
PMC Large Cap Value Fund
PMC Small Cap Core Fund
PMC International Equity Fund
PMC Core Fixed Income Fund
PMC Tax-Free Fixed Income Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement to Statement of Additional Information dated July 2, 2007, as supplemented October 10, 2007
International Equity Fund and Small Cap Core Fund

The  following revisions should be made to the sections entitled “Sub-Advisers” starting on page B-27, “Other Accounts Managed by the Portfolio Managers” starting on page B-33, “Material Conflict of Interest” starting on page B-35 and “Portfolio Managers’ Compensation” starting on page B-40  of the Statement of Additoinal Information to reflect the addition of Batterymarch Financial Management, Inc. as a Sub-Adviser to the International Equity Fund effective July 31, 2008.

Batterymarch Financial Management, Inc. should be listed as a sub-Adviser to the International Equity Fund and SSgA Funds Management, Inc. should be deleted as a sub-Adviser to the Funds.

The following information should be added to the description of sub-advisers:

Batterymarch Financial Management, Inc.
The Adviser has entered into a sub-advisory agreement with Batterymarch Financial Management, Inc. (“Batterymarch”), to manage a portion of the International Equity Fund’s assets. Batterymarch is located at 200 Clarendon Street, Boston Massachusetts, 02116, and is a wholly owned subsidiary of Legg Mason, Inc. and is a registered investment adviser.

Batterymarch provides investment management services for: public, corporate, endowment and foundation clients; trade union (Taft-Hartley) organizations and defined-benefit plans; and sub-advised relationships. As of June 30, 2008, Batterymarch had $26.9 billion in assets under management.

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach.  The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution.  Batterymarch’s Global Developed Markets Equity group manages this fund.  Members of the investment group may change from time to time.  Adam J. Petryk, CFA and Charles F. Lovejoy, CFA, are responsible for the strategic oversight of the fund’s investments. The tables below provide information regarding other accounts for which Mr. Petryk and Mr. Lovejoy have day-to-day management responsibility.

Adam Petryk and Charles Lovejoy

Adam J. Petryk, CFA, is Senior Director and Global Investment Strategist of the Global Developed Markets Equity team. Adam joined the firm in 2007.  He is also Chief Investment Officer of Legg Mason Canada, where he is responsible for asset allocation. Prior to joining Batterymarch, Adam was the Deputy Chief Investment Officer of Legg Mason Canada, with responsibility for domestic investment management and for building the firm’s quantitative capabilities. Prior to that, Adam was an equity research analyst at Scotia Capital Markets. He has 12 years of investment experience.

Charles F. Lovejoy, CFA, is Director and Senior Portfolio Manager of the Global Developed Markets Equity team. He joined Batterymarch in 1992 as a portfolio manager and was promoted to director and senior portfolio manager in 2006. Before joining Batterymarch, Charlie managed international and emerging markets portfolios for Boston International Advisors and headed the quantitative research group at Putnam Management Company.

The description of SSgA Funds Management, Inc. should be deleted from the Statement of Additional Information.

The following information regarding Batterymarch Financial Management should be added to the this section:

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Asset amounts are approximate as of the date of this SAI, and have been rounded.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Adam Petryk (BatteryMarch)	8	$3.922 billion	19	$2.209 billion	34	$5.534 billion
Charles F. Lovejoy (BatteryMarch)	4	$2.206 billion	12	$1.123 billion	22	$3.879 billion

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. The Funds’ Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees. Asset amounts are approximate as of the date of this Supplement to the SAI, and have been rounded.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Adam Petryk (Batterymarch)	N/A	N/A	N/A	N/A	1	$80 million
Charles F. Lovejoy (Batterymarch)	N/A	N/A	N/A	N/A	1	$80 million

Material Conflicts of Interest

Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Fund.

Allocation of Limited Investment Opportunities

If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not “clone” client accounts (i.e., assemble multiple client accounts with identical portfolios of securities).  As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

Allocation of Partially-Filled Transactions in Securities

Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

Opposite (i.e., Contradictory) Transactions in Securities

Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a “buy” by its stock selection model.

Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients’ long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

Selection of Brokers/Dealers

In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch’s judgment of that broker’s superior execution capabilities and/or as a result of Batterymarch’s perceived value of the broker’s research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch’s behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser’s receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch’s clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

Personal Securities Transactions

Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch’s supervised persons, to the extent not prohibited by Batterymarch’s Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts.  Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

Batterymarch employees may also invest in mutual funds and other commingled vehicles that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds’ investment holdings, which is non-public information.

To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders’ interests in funds managed by Batterymarch).

Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

Performance-Based Fee Arrangements

Batterymarch manages some accounts under performance-based fee arrangements.

Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers’ compensation, as described below in our response under Compensation.

Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

Batterymarch’s CCO conducts a review of the firm’s potential conflicts of interest and a risk assessment on an annual basis.

Portfolio Manager’s Compensation

In addition to customary employee benefits (e.g., medical coverage), compensation for portfolio managers consists of:

▪ competitive base salaries;

▪ individual performance-based bonuses based on the investment professionals’ added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

▪ corporate profit-sharing; and an

▪ annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment).

Performance is evaluated on an aggregate product basis that the Portfolio manager is responsible for and is generally not analyzed by any individual client portfolios.

Portfolio manager compensation is not tied to, or increased or decreased as the direct result of, any performance fees that may be earned by Batterymarch. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

Appendix B

Proxy Voting Policy of Batterymarch Financial Management, Inc.

Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes proxies should be  voted solely in the best interests of its clients. Batterymarch generally votes proxies with a view to enhancing the value of the securities held in client accounts; Batterymarch will generally vote in favor for any proposal that will maximize shareholder wealth or expand shareholder rights, and vote against any proposal that might decrease shareholder wealth or rights.
When Batterymarch is responsible for voting proxies, Batterymarch’s policy is generally to vote in accordance with the recommendations of RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

PROXY VOTING GUIDELINES
In the absence of any specific direction from clients, proxy voting will normally be conducted in accordance with ISS’s standard guidelines. Outlined below are concise summaries of Batterymarch standard proxy voting policy guidelines relating to domestic and global proxies.

INTRODUCTION
Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.

Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch’s votes are cast in a consistent manner that place our clients’ interests first.  Batterymarch’s Proxy Voting Philosophy and Guidelines are an integral part of this document.

VOTING AND MONITORING RESPONSIBILITY
Batterymarch’s Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance, to provide day-to-day proxy voting services, including, but not limited to, obtaining proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch’s fiduciary obligations are met.

VOTING AUTHORITY
Batterymarch assumes voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED
Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.
2 Last Revised: February 4, 2008  Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided
Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines. In such cases, provided that Batterymarch’s Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch will override the voting recommendation of ISS. Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST
Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. With the ability to influence the outcome of a corporation’s shareholder meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS. If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines, Batterymarch’s Compliance Department will be responsible for identifying whether any proxy voting proposals present a conflict of interest. If such a proposal is identified, Batterymarch’s compliance personnel will decide whether it presents a material conflict of interest. If a conflict of interest is identified, proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans). If Batterymarch’s Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest. 3 Last Revised: February 4, 2008.

WHEN BATTERYMARCH MAY NOT VOTE
Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. Voting in foreign markets typically incurs higher costs than voting in the U.S. Among the various costs associated with voting foreign shares are fees for translating meeting materials, custody fees, and charges for obtaining power of attorney documents. We have identified the most significant potential cost as the loss of liquidity connected with voting where share blocking restrictions apply. Share blocking restrictions are designed to establish eligibility for voting and require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by
Batterymarch, it will settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures. Because of these inherent risks, we have decided not to vote when share blocking applies unless we determine that a particular proposal or series of proposals is likely to represent a substantial increase or decrease in shareholder value and/or rights. This decision will be based on the determination of Batterymarch’s investment personnel. ISS sends a periodic report of securities with upcoming meetings where share blocking applies. This report details the type of meeting, the market and the blocking period. Batterymarch’s Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.

RECORDKEEPING AND REPORTING
ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION
Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients’ reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request. A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s Compliance Department. 4 Last Revised: February 4, 2008 Client requests for obtaining information about Batterymarch’s proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:

By mail:
Batterymarch Financial Management, Inc.
Attention: Compliance Department
John Hancock Tower
200 Clarendon Street, 49th Floor
Boston, Massachusetts 02116 USA
By telephone :
(617) 266-8300

Effective July 31, 2008, State Street Global Advisors (“SSgA”) no longer serves as the Sub-Adviser for the International Equity Fund or the Core Fixed Income Fund and Deutsche Investment Management, Inc, should be deleted as a Sub-Adviser for the Small Cap Core Fund. The SAI  is revised accordingly:

As of August 1, 2008 the following sub-advisers are responsible for the day-to-day portfolio management of the respective Funds:

Large Cap Growth Fund
The Boston Company Asset Management, LLC
Deutsche Investment Management Americas, Inc.
Mellon Equity Associates, LLP

Large Cap Value Fund
Deutsche Investment Management Americas, Inc.
Loomis, Sayles & Company, LP

Small Cap Core Fund
Delaware Management Company
Quantitative Management Associates LLC

International Equity Fund
Pictet Asset Management, Ltd.
Batterymarch Financial Management, LLC

Core Fixed Income Fund
Lehman Brothers Asset Management LLC
Schroder Investment Management North America Inc.

Tax-Free Fixed Income Fund
Breckinridge Capital Advisors, Inc.
Schroder Investment Management North America Inc.

Please retain this Supplement with your Statement of Additional Information for future reference.

The date of this Prospectus Supplement is August 20, 2008.